Income tax - Reconciliation of statutory corporate income tax rate to effective tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax
Statutory income tax rate	30.00%	30.00%	30.00%
Amendment tax return effects and other tax adjustments	0.92%	(0.51%)	0.05%
Inflation on furniture, intangible and equipment	0.29%	(0.48%)	2.08%
Inflation of tax losses	0.23%	(0.21%)	1.16%
Foreign countries difference with Mexican statutory rate	(0.06%)	0.11%	(0.02%)
Annual inflation adjustment	(0.91%)	(0.05%)	0.26%
Unrecorded deferred taxes on tax losses	(1.29%)	0.27%	(3.96%)
Non-deductible expenses	(4.51%)	0.19%	(2.51%)
Total effective tax rate	24.67%	29.32%	27.06%